Borrowings	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Borrowings

Note	29 | Borrowings

	12.31.25	12.31.24
Non-current
Corporate notes (1)	653,997	466,925
Financial loans (2)	50,556	-
Total non-current	704,553	466,925

Current
Corporate notes (1)	269,526	65,163
Interest from corporate notes	19,272	9,900
Bank overdrafts (2)	66,060	72,970
Discounted own checks (3)	61,865	-
Financial loans (2)	63,017	-
Total current	479,740	148,033

(1)	Net of debt issuance, repurchase and redemption expenses.

(2)	The table below outlines the Company’s financing arrangements with banks:

		in ARS			in ARS		in ARS
Bank	Annual loan rate	Financial loans at 12/31/2025	Financial loans at 12/31/2024	Annual overdraft rate	Bank overdrafts at 12/31/2025	Bank overdrafts at 12/31/2024	Balances at 12/31/2025	Balances at 12/31/2024
ICBC	39%	68,465	-	100%	1,087	28,067	69,552	28,067
Nación	33%	20,186	-	90%	4,993	7,446	25,179	7,446
Provincia	75%	15,678	-	-	-	13,159	15,678	13,159
Credicoop	38%	9,244	-	85%	10,022	6,604	19,266	6,604
Macro	-	-	-	103%	29,999	13,090	29,999	13,090
Ciudad	-	-	-	75%	14,969	-	14,969	-
Industrial	-	-	-	100%	4,990	4,604	4,990	4,604
Total		113,573	-		66,060	72,970	179,633	72,970

(3)	Relates to post-dated checks issued by the Company to its own order and discounted with financial institutions. These discounting operations provide financing and accrue interest

The fair values of the Company’s existing Corporate Notes as of December 31, 2025 and 2024 amount approximately to $ 997,738 and $ 591,555 respectively. Such values were determined on the basis of the estimated market price of the Company’s Corporate Notes at the end of each year. The applicable fair value category is Level 1.

On March 7, 2025, the Company repaid in full its Class No. 4 Corporate Notes, for a total of $ 29,562.

Furthermore, on May 12, 2025, the Company repaid in full its Class No. 1 Corporate Notes, for a total of USD 8,218,667.

Moreover, in June 2025, credit rating agency S&P raised its global scale rating from CCC+ to B-, with a stable outlook, and in July 2025 it raised both the Company’s institutional rating and its Global Corporate Notes Program’s rating on the national scale from raBB+ to raBBB, with a stable outlook. At the same time, Moody’s raised its long-term global scale rating from Caa1 to B3, changing the outlook from stable to positive.

Additionally, on August 5, 2025, the Company repaid in full its Class No. 6 Corporate Notes, for a total of $ 19,051.

Issuance of Class No. 8 and Class No. 9 Corporate Notes

The Company approved the terms of issue of Class No. 8 and Class No. 9 Corporate Notes, due in 2026, denominated in US dollars and Argentine pesos, respectively, to be issued for an aggregate principal amount of up to USD 50,000,000, which may be extended to USD 120,000,000, in the framework of the Global Program for the Issuance of Simple Corporate Notes, in accordance with the provisions of the Prospectus Supplement dated August 1, 2025.

On August 7, 2025, the Company issued Class No. 8 and Class No. 9 Corporate Notes for a principal amount of USD 80,000,000 and $ 20,000, respectively.

The principal on Class No. 8 Corporate Notes will be repaid in a lump sum on August 7, 2026. Furthermore, they will accrue interest at a fixed nominal annual rate of 8.5%, payable semiannually in arrears on February 7 and August 7, 2026.

Regarding Class No. 9 Corporate Notes, the principal thereon will be repaid in a lump sum on August 7, 2026. Furthermore, they will accrue interest at a floating rate equivalent to the TAMAR rate published by the BCRA, plus a fixed annual margin of 6%, payable quarterly in arrears on November 7, 2025, and February 7, May 7, and August 7, 2026.

Finally, in September, the Company repurchased Class No. 8 Corporate Notes for a total principal amount of USD 2,357,143, equivalent to $ 3,561. On October 1, 2025, the Company sold the entire amount previously repurchased.

Issuance of Additional Class No. 7 Corporate Notes

The Company approved the terms of issue of Additional Class No. 7 US dollar-denominated Corporate Notes, due in 2030, to be issued for an aggregate principal amount of up to USD 120,000,000, which may be extended to USD 200,000,000, in the framework of the Global Program for the Issuance of Simple Corporate Notes, in accordance with the provisions of the Prospectus Supplement dated November 10, 2025.

On November 19, 2025, the Company issued Additional Class No. 7 Corporate Notes for a principal amount of USD 201,210,714. The notes were issued at a discount, with total proceeds amounting to USD 197,232,778.

Therefore, after the issuance of the Additional Corporate Notes, the total outstanding principal amount of Class 7 Corporate Notes as of December 31, 2025 is USD 385,000,000.

The principal on the Additional Class No. 7 Corporate Notes will be repaid in three installments on October 24, 2028, October 24, 2029 and October 24, 2030, representing 33.33%, 33.33% and 33.34% of the principal, respectively. Furthermore, they will accrue interest at a fixed annual nominal rate of 9.75%, payable semiannually in arrears on April 24 and October 24 of each year, commencing on April 24, 2026.

As of December 31, 2025, an amount of $ 14,636 was disbursed as issuance expenses of the new Classes Nos. 7, 8 and 9 Corporate Notes.

Corporate Note programs

The Company has a Corporate Notes program in place, the relevant information of which is detailed below:

Debt issued in United States dollars and in Argentine pesos

The Company’s Corporate Note debt structure as of December 31, 2025 and 2024, is comprised of as follows:

		in USD(**)					in millions of $
Corporate Notes	Class	Financial debt at 12/31/2024	Exchange	Issue	Payment / Repurchase	Financial debt at 12/31/2025	Financial debt at 12/31/2024	Financial debt at 12/31/2025
Floating rate - Maturity 2025 (*)	4	24,301,486	-	-	(24,301,486)	-	33,654	-
Fixed rate - Maturity 2025	1	8,218,667	-	-	(8,218,667)	-	11,276	-
Floating rate - Maturity 2025 (*)	6	16,776,504	-	-	(16,776,504)	-	22,612	-
Fixed rate - Maturity 2026	3	95,762,688	-	-	-	95,762,688	129,177	139,434
Fixed rate - Maturity 2026	8	-	-	80,000,000	-	80,000,000	-	118,671
Floating rate - Maturity 2026 (*)	9	-	-	13,745,704	-	13,745,704	-	21,106
Fixed rate - Maturity 2028	5	81,920,187	-	-	-	81,920,187	108,133	121,483
Fixed rate - Maturity 2028/29/30	7	179,947,186	-	197,232,778	-	377,179,964	237,136	542,101
Total		406,926,718	-	290,978,482	(49,296,657)	648,608,543	541,988	942,795

		in USD(**)					in millions of $
Corporate Notes	Class	Financial debt at 12/31/2023	Exchange	Issue	Payment / Repurchase	Financial debt at 12/31/2024	Financial debt at 12/31/2023	Financial debt at 12/31/2024
Fixed rate - Maturity 2024	2	60,945,000	(39,700,207)	-	(21,244,793)	-	142,816	-
Floating rate - Maturity 2025 (*)	4	-	-	24,301,486	-	24,301,486	-	33,654
Fixed rate - Maturity 2025	1	55,244,538	(47,025,871)	-	-	8,218,667	128,535	11,276
Floating rate - Maturity 2025 (*)	6	-	-	16,776,504	-	16,776,504	-	22,612
Fixed rate - Maturity 2026	3	-	34,157,571	61,605,117	-	95,762,688	-	129,177
Fixed rate - Maturity 2028	5	-	6,881,682	75,038,505	-	81,920,187	-	108,133
Fixed rate - Maturity 2028/29/30	7	-	48,789,286	131,157,900	-	179,947,186	-	237,136
Total		116,189,538	3,102,461	308,879,512	(21,244,793)	406,926,718	271,351	541,988

(*)	Issuance in ARS, translated into USD at the exchange rate detailed in Note 5.
(**)	Includes issuance premiums and/or discounts.

The main covenants are those detailed below:

i.	Negative Covenants

The terms and conditions of the Corporate Notes include a number of negative covenants that limit the Company’s ability to, among other things:

- Create or permit liens on its property or assets;

- Incur indebtedness, in certain specified cases;

- Sell the Company’s assets related to its main business;

- Carry out transactions with shareholders or related companies;

- Make certain payments (including, but not limited to, dividends, purchases of edenor’s common shares or payments on subordinated debt);

- Enter into merger transactions, unless they meet certain criteria.

ii.	Suspension of Covenants:

Certain negative covenants set forth in the terms and conditions of the Corporate Notes will be suspended or adapted if:

-	The Company attains an Investment Grade Rating on its long-term debt, or the Debt Ratio is equal to or lower than 3.75 and the Interest Expense Coverage Ratio is less than 2.
-	If the Company subsequently loses its Investment Grade rating or its Debt Ratio is greater than 3.75 and the Interest Expense Coverage Ratio is less than 2, as applicable, the suspended negative covenants will again be applicable.

At the date of issuance of these Consolidated financial statements, the previously mentioned ratios have been met.

Use of proceeds from Corporate Notes

The use of proceeds from the Corporate Notes outstanding at the date of the issuance of these Consolidated financial statements is detailed below:

Corporate Notes	Class	Use of proceeds	% applied	% pending application
Fixed rate - Maturity 2026	3	Investment in infrastructure projects, including the development and implementation of the Company’s investment plan, which provides for improvement, expansion and modernization works on its network infrastructure, including new connections, transmission, sub-transmission, distribution and upgrades to high-, medium- and low-voltage networks.	100%	0%
Fixed rate - Maturity 2028	5	Investment in infrastructure projects, including the development and implementation of the Company’s investment plan, which provides for improvement, expansion and modernization works on its network infrastructure, including new connections, transmission, sub-transmission, distribution and upgrades to high-, medium- and low-voltage networks.	100%	0%
Fixed rate - Maturity 2028/29/30	7	Debt repayment and/or refinancing	17%	0%
		In accordance with the use of proceeds described in the prospectus supplement	0%	83%
Fixed rate - Maturity 2026	8	In accordance with the use of proceeds described in the prospectus supplement (1)	-	-
Floating rate - Maturity 2026	9	In accordance with the use of proceeds described in the prospectus supplement	0%	100%

(1)	Fully repaid on March 2, 2026.

The maturities of the Company’s borrowings and their exposure to interest rates are as follow:

	12.31.25	12.31.24
Fixed rate
Less than 1 year	420,539	91,767
From 1 to 2 years	-	129,177
From 2 to 5 years	653,997	337,748
Total fixed rate	1,074,536	558,692
Floating rate
Less than 1 year	59,201	56,266
From 1 to 2 years	50,556	-
Total floating rate	109,757	56,266

The Company’s borrowings are denominated in the following currencies:

	12.31.25	12.31.24
Argentine peso	263,656	131,615
US dollars	920,637	483,343
Total borrowings	1,184,293	614,958

The roll forward of the Company’s borrowings during the year was as follows:

	12.31.25	12.31.24	12.31.23
Balance at beginning of the year	614,958	272,164	131,319
Proceeds from borrowings	694,344	532,486	49,914
Payment of borrowings' interests	(92,092)	(40,389)	(5,320)
Paid from repurchase of Corporate Notes	(3,561)	-	-
Net loss from the cancelattion of Corporate Notes	52	-	-
Payment of borrowings	(143,535)	(29,551)	(2,956)
Loss on integration in kind of Corporate Notes	-	4,534	-
Payment of Corporate Notes issuance expenses	(14,636)	(24,780)	(2,109)
Exchange diference and interest accrued	307,296	127,572	234,858
Result from exposure to inflation	(178,533)	(227,078)	(133,542)
Balance at the end of year	1,184,293	614,958	272,164

Issuance of Additional Class No. 7 Corporate Notes – Third issue

The Company approved the terms of issue of Additional Class No. 7 US dollar-denominated Corporate Notes, due in 2030, to be issued for an aggregate maximum principal amount of up to USD 93,000,000, in the framework of the Global Program for the Issuance of Simple Corporate Notes, in accordance with the provisions of the Prospectus Supplement dated February 2, 2026.

On February 3, 2026, the Company issued Additional Class No. 7 Corporate Notes for a principal amount of USD 90,000,000. The notes were issued at a discount, with total proceeds amounting to USD 89,974,800.

Therefore, after the issuance of the Additional Corporate Notes, the total outstanding principal amount of Class 7 Corporate Notes is USD 475,000,000.

Finally, on March 2, 2026, the Company repaid in full and prior to maturity its Class No. 8 Corporate Notes for a total of USD 80,000,000, plus interest.